SUBSEQUENT EVENTS (Details) $ in Thousands, ₩ in Billions		12 Months Ended
	Apr. 02, 2026 shares	Dec. 31, 2025 USD ($) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2026 KRW (₩)
SUBSEQUENT EVENTS
Share options granted to non-employees		100,915
Convertible debt
SUBSEQUENT EVENTS
Investments in marketable debt securities | $		$ 10,897
RSUs
SUBSEQUENT EVENTS
Granted		4,534,646
Subsequent event
SUBSEQUENT EVENTS
Maximum number of shares issued	43,354,155
Share options granted to non-employees	15,000
Contractual term	10 years
Subsequent event | Minimum
SUBSEQUENT EVENTS
Vesting period	1 year
Subsequent event | Maximum
SUBSEQUENT EVENTS
Vesting period	4 years
Subsequent event | Convertible debt
SUBSEQUENT EVENTS
Investments in marketable debt securities			$ 10,900	₩ 15.7
Principal amount			10,500	15.3
Accrued interest expense			$ 400	₩ 0.4
Subsequent event | RSUs
SUBSEQUENT EVENTS
Granted	8,988,299